Financial Instruments and Financial Risk Management - Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	$ (163.2)	$ 0.0
Acquired (note 3)	0.0	(146.7)
Recorded in income	49.0	(14.8)
Recorded in regulatory assets	23.6	(5.9)
Transfers into Level 3	(9.0)	0.0
Transfers out of Level 3	12.3	7.3
Purchases	(11.4)	6.4
Settlements	7.3	(3.1)
Foreign exchange translation	6.3	(6.4)
Balance, end of year	(85.1)	(163.2)
Natural Gas
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	(148.5)	0.0
Acquired (note 3)	0.0	(136.1)
Recorded in income	47.6	(8.3)
Recorded in regulatory assets	23.6	(5.9)
Transfers into Level 3	(9.0)	0.0
Transfers out of Level 3	12.3	7.3
Purchases	0.0	0.0
Settlements	(17.1)	0.3
Foreign exchange translation	5.9	(5.8)
Balance, end of year	(85.2)	(148.5)
Electricity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	(14.7)	0.0
Acquired (note 3)	0.0	(10.6)
Recorded in income	1.4	(6.5)
Recorded in regulatory assets	0.0	0.0
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Purchases	(11.4)	6.4
Settlements	24.4	(3.4)
Foreign exchange translation	0.4	(0.6)
Balance, end of year	$ 0.1	$ (14.7)